INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities Reported in Financial Statements - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Deferred Tax Assets and Liabilities Reported in Financial Statements [Abstract]
Deferred tax asset		$ 0	$ 0
Deferred tax liability		0	0
Net deferred tax asset (liability)	$ 0	$ 0	$ 0